Merger - Schedule of Estimated Future Amortization Expense (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Acquired Finite Lived Intangible Assets [Line Items]
2020	$ 1,003
2021	980
2022	956
2023	927
2024	890
Thereafter	3,549
Net Carrying Amount	8,305
Core deposit intangibles [Member]
Acquired Finite Lived Intangible Assets [Line Items]
2020	914
2021	891
2022	868
2023	840
2024	804
Thereafter	2,426
Net Carrying Amount	6,743	$ 7,688
UCB [Member] | Core deposit intangibles [Member]
Acquired Finite Lived Intangible Assets [Line Items]
2020	842
2021	823
2022	800
2023	773
2024	742
Thereafter	2,427
Net Carrying Amount	$ 6,407